Commitments and Contingencies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Percentage of matching contribution to the plan made by the company	2.00%		2.00%
Contribution to defined contribution plan	$ 418,000	$ 134,000	$ 456,000	$ 67,000
Maximum employee contribution			5,800
Provision for a loss contingency	$ 0		$ 0